Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014
Cash Flows From Operating Activities
Net loss	$ (110,705)	$ (1,900)	$ (112,605)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Common stock issued for services	970		970
Changes in:
Prepaid expenses	(3,182)		(3,182)
Deposits	(48,000)		(48,000)
Accrued liabilities	17,377	1,200	18,577
Net cash used in operating activities	(143,540)	(700)	(144,240)
Cash Flows From Financing Activities
Proceeds from issuance of common stock		2,000	2,000
Proceeds from note payable - related party	(2,207)		(2,207)
Repurchase of common shares	(1,970)		(1,970)
Repayments of notes payable - related party	160,000		160,000
Shareholder contributions	75,000	700	75,700
Net cash provided by financing activities	230,823	2,700	233,523
Net increase in cash	87,283	2,000	89,283
Cash at beginning of period	2,000
Cash at end of period	89,283	2,000	89,283
Cash paid for:
Interest	998		998
Taxes	800		800
Non-cash transactions:
Common stock issued for subscription receivable	457		457
Common stock issued for services	$ 970		$ 970